Prepaid expenses and deposits (Tables)	12 Months Ended
Jun. 30, 2018
Prepaid Expenses And Deposits
Prepaid expenses and deposits
	June 30,	June 30,
	2018	2017

Sundry receivables	$1,721	$2,190
Deposits, including utility, security deposits	1,612	54,693
	$3,333	$56,883